Operating segments - Summary of Reconciliation of Consolidated Profit Before Income Tax to Segment EBITDA (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Reconciliation Of Consolidated Profit Before Income Tax To Segment EBITDA [Line Items]
Consolidated profit before income tax	₽ 2,225,448	₽ 1,542,447	[1]	₽ 1,283,305	[2]
Adjusted for:
Depreciation and amortization	683,317	586,131	[1]	560,961	[2]
Gain on disposal of subsidiary		(6,131)	[1]	(439,115)	[2]
Net finance costs	526,516	553,724		635,112
Net foreign exchange loss/(gain)	46,508	8,742	[1]	(96,300)	[2]
IPO-related costs	190,284	110,043		122,907
Insurance cover related to IPO	100,048
Management incentive agreement (note 20)	196,993	78,648		74,851
Share-based payments to Board of directors, including social taxes	15,024
Share of loss of equity-accounted investees (net of income tax)	30,542
One-off litigation settlements and legal costs	17,734
Transaction costs related to disposal of subsidiary				17,244
Restructuring costs	1,541	12,286		7,639
Reversal of expected credit loss		(2,488)
Income from depositary	(22,095)
Segment EBITDA	₽ 4,011,861	₽ 2,883,402		₽ 2,166,604

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.